UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street Wellesley, MA

02481

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period:4/30/09

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

MILLER CONVERTIBLE FUND

SEMI-ANNUAL REPORT

APRIL 30, 2009

1-877- 441- 4434

www.millerconvertiblefund.com

INVESTMENT ADVISOR

Wellesley Investment Advisors, Inc.
The Wellesley Office Park

20 William Street

Wellesley, MA 02481

781-416-4000

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Miller Convertible Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.

Member FINRA/SIPC

May 31, 2009

Dear Shareholders,

Due to some optimistic economic signs, investors extended the March rally into its third month.  Some economic data showed signs of economic bottoming; consumer confidence was higher, the government revised its previous estimate of the first quarter GDP, and existing home sales increased in April. The Dow Jones Industrial Average has extended its rally and is now up over 30% since March.

But even after a 30% increase in stocks, the stock market crash of 2008 still has the S&P 500 down over 34%, and the Dow Jones Industrial Average down over 30% for the last 12 months.   We are not convinced the bear market is over.   Treasury yields and mortgage rates soared to their highest level since last November, which does not bode well with the Federal Reserve, who is counting on low mortgage rates and low borrowing costs to curtail the recession.

Crude oil prices are moving up again at a fairly quick pace and have topped $66 a barrel at the end of May; a six month high.  OPEC is predicting continued increases by year-end, possibly to $75.  Again, this is not great news for the recession.

General Motors the country’s largest auto manufacturer is the second company in the automotive industry to declare bankruptcy.  The Wall Street Journal recently reported that the government program to rid banks of bad loans might be put on hold.  Furthermore, Dell, one of the giants in the tech industry, reported weak first quarter profits and said they see no bottom to the PC market.

Internationally, there are financial and political problems.  Defiant North Korea set off several nuclear tests and threatened “self-defense” if provoked, and President Obama vowed to “take action” if necessary against North Korea.

Does any of this sound like good news for a new bull market?  Not to us!  But one of the first things you learn in Finance 101, is that the stock market will do everything it can to embarrass and humiliate you.  That is why our favorite investment has been and will always remain, principal protected convertible bonds.

Convertible bonds, invested properly, give investors the principal protection of corporate bonds with interest and yields.  Because this special and relatively unknown asset class can be converted into common stock, convertible bonds are capable of offering much of the upside potential of common stocks.  Some experts say that convertible bonds are like “having your cake, and eating it too.”  If the stock market goes down, they can offer the principal protection and yields of corporate bonds.  But should the stock market rally, investors also can enjoy much of the upside of the underlying equities.

As well as the Standard & Poor and Dow Jones Industrial Average have performed over the last 3 months, the below chart compares where they are against the Miller Convertible Fund:

YTD

1 Year

Since

5/29/09

5/29/09

Incep3.

Standard & Poor 500 Total Return

1

2.96%

-32.47%

-26.52%

Dow Jones Industrial Average2

-1.61%

-30.49%

-24.94%

Miller Convertible Fund A (MCFAX)

14.65%

-  7.79%

-  5.81%

Miller Convertible Fund I (MCIFX)

14.81%

-  7.17%

-  5.16%

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's total annual operating expenses for the Miller Convertible Fund are capped at 1.76% for Class A and 1.25% for Class I. Please review the fund’s prospectus for more information regarding the fund’s fees and expenses. For performance information current to the most recent month-end, please call toll-free 877-441-4434.

Investors often ask us if all convertible funds and convertible managers perform about the same.  The answer is a resounding No!  Before investing with a convertible bond manager we believe you should ensure both of the following:

1.

The Convertible Portfolio Manager should have at least a 10-year audited track record of managing convertible bonds, 15 or more years is even better.  Returns can be vastly different among different managers.  Inexperience in this very specialized field can lead to disastrous results.

2.

The Convertible Portfolio Manager’s strategy should focus on absolute return rather than relative return.  Simply stated, absolute return managers try to make money in both up and down stock markets.  Relative return managers try to beat other managers in the same asset class.

We are very pleased that the assets under management in the Miller Convertible Fund have increased 145% from December 31, 2008 to May 31, 2009.  Thank you for the continued trust and confidence you have placed in the Miller Convertible Fund.

Very truly yours,

Miller Convertible Fund

Greg Miller CPA, Fund Manager

Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. The fund is also subject to non-diversification risk, which means the fund is more vulnerable to events affecting a single issuer.

1 The S&P 500 Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. You cannot invest directly in an index.

2 The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.

3. The Miller Convertible Fund commenced on December 27, 2007

0793-NLD-6/26/2009

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2009
Security	Principal Amount	Interest Rate %	Maturity Date	Market Value

CONVERTIBLE BONDS- 98.79%
AEROSPACE / DEFENSE - 6.07%
AAR Corp.	$ 1,356,000	1.7500	2/1/2026	$ 1,062,765
L-3 Communications Holdings, Inc.	500,000	3.0000	8/1/2035	502,500
Orbital Sciences Corp.	125,000	2.4375	1/15/2027	112,813
Triumph Group, Inc.	425,000	2.6250	10/1/2026	421,281
				2,099,359
AGRICULTURE - 1.73%
Archer-Daniels-Midland Co.	650,000	0.8750	2/15/2014	598,812

AUTO PARTS & EQUIPMENT - 0.84%
BorgWarner, Inc.	250,000	3.5000	4/15/2012	290,000

BIOTECHNOLOGY - 6.49%
Amgen, Inc.	150,000	0.1250	2/1/2011	140,438
Amgen, Inc.	700,000	0.3750	2/1/2013	636,125
Life Technologies Corp.	500,000	2.0000	8/1/2023	586,875
OSI Pharmaceuticals, Inc.	1,030,000	3.0000	1/15/2038	880,650
				2,244,088
COAL - 2.83%
Alpha Natural Resources, Inc.	1,355,000	2.3750	4/15/2015	977,294

COMPUTERS - 2.12%
EMC Corp.	700,000	1.7500	12/1/2011	734,125

DISTRIBUTION / WHOLESALE - 1.58%
Tech Data Corp.	600,000	2.7500	12/15/2026	546,750

DIVERSIFIED MANUFACTURING - 5.08%
3M Co.	1,000,000	0.0000	11/21/2032	777,500
Ceradyne, Inc.	1,220,000	2.8750	12/15/2035	977,525
				1,755,025
ELECTRICAL COMPONENTS & EQUIPMENT - 9.55%
Energy Conversion Devices, Inc.	1,725,000	3.0000	6/15/2013	1,071,656
EnerSys	850,000	3.3750	6/1/2038	630,062
JA Solar Holdings Co., Ltd.	1,100,000	4.5000	5/15/2013	682,000
SunPower Corp.	1,150,000	1.2500	2/15/2027	915,688
				3,299,406
ELECTRONICS - 5.47%
FEI Co.	900,000	2.8750	6/1/2013	784,125
TTM Technologies, Inc.	1,500,000	3.2500	5/15/2015	1,106,250
				1,890,375
FOREST PRODUCTS & PAPER - 0.81%
Rayonier, Inc.	288,000	3.7500	10/15/2012	280,080

HEALTHCARE - PRODUCTS - 7.71%
Beckman Coulter, Inc.	500,000	2.5000	12/15/2036	506,875
Henry Schein, Inc.	550,000	3.0000	8/15/2034	598,813
Medtronic, Inc.	600,000	1.5000	4/15/2011	569,250
SonoSite, Inc.	1,145,000	3.7500	7/15/2014	990,425
				2,665,363

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2009
	Principal Amount	Interest Rate %	Maturity Date	Market Value

HEALTHCARE - SERVICES - 5.02%
AMERIGROUP Corp.	$ 550,000	2.0000	5/15/2012	$ 521,812
Molina Healthcare, Inc.	1,600,000	3.7500	10/1/2014	1,212,000
				1,733,812
MACHINERY - 1.24%
AGCO Corp.	500,000	1.2500	12/15/2036	428,125

MEDIA - 1.47%
Liberty Media Corp.	615,000	3.1250	3/30/2023	506,606

MINING - 4.50%
Kinross Gold Corp.	1,000,000	1.7500	3/15/2028	902,500
Placer Dome, Inc.	500,000	2.7500	10/15/2023	651,875
				1,554,375
OIL & GAS - 6.47%
Hornbeck Offshore Services, Inc.	700,000	1.6250	11/15/2026	496,300
SEACOR Holdings, Inc.	1,000,000	2.8750	12/15/2024	1,025,323
Transocean, Inc.	250,000	1.5000	12/15/2037	222,188
Transocean, Inc.	575,000	1.5000	12/15/2037	494,500
				2,238,311
PHARMACEUTICALS - 8.47%
Medicis Pharmaceutical Corp.	1,000,000	2.5000	6/4/2032	857,500
Sepracor, Inc.	800,000	0.0000	12/15/2010	702,000
Teva Pharmaceutical Finance LLC	650,000	0.2500	2/1/2026	681,688
Watson Pharmaceuticals, Inc.	700,000	1.7500	3/15/2023	685,125
				2,926,313
REITS - Hotels - 1.42%
Hospitality Properties Trust	630,000	3.8000	3/15/2027	491,400

REITS - Shopping Centers - 2.62%
Boston Properties LP	600,000	3.7500	5/15/2036	524,250
Developers Diversified Realty Corp.	700,000	3.0000	3/15/2012	381,500
				905,750
REITS - Single Tenant - 1.61%
National Retail Properties, Inc.	500,000	3.9500	9/15/2026	467,500
National Retail Properties, Inc.	100,000	5.1250	6/15/2028	88,500
				556,000
REITS - Warehouse / Industry - 0.88%
ProLogis	425,000	2.2500	4/1/2037	305,469

SOFTWARE - 5.15%
Informatica Corp.	900,000	3.0000	3/15/2026	928,125
SPSS, Inc.	900,000	2.5000	3/15/2012	851,625
				1,779,750
TELECOMMUNICATIONS - 3.98%
Arris Group, Inc.	1,125,000	2.0000	11/15/2026	961,875
NII Holdings, Inc.	450,000	2.7500	8/15/2025	414,562
				1,376,437

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2009
	Principal Amount	Interest Rate %	Maturity Date	Market Value

TOYS/GAMES/HOBBIES - 2.81%
JAKKS Pacific, Inc.	$ 1,000,000	4.6250	6/15/2023	$ 971,250

TRANSPORTATION - 2.87%
Bristow Group, Inc.	1,645,000	3.0000	6/15/2038	991,112

TOTAL CONVERTIBLE BONDS
(Cost - $33,454,017)				34,145,387

SHORT-TERM INVESTMENTS - 2.95%	Shares	Interest Rate
Milestone Treasury Obligations Portfolio	1,019,831	0.1900%+		1,019,831
TOTAL SHORT-TERM INVESTMENTS				1,019,831
(Cost - $1,019,831)

TOTAL INVESTMENTS - 101.74%
(Cost - $34,473,848)				35,165,218
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.74%)				(602,598)
NET ASSETS - 100.00%				$ 34,562,620

+Variable Rate Security. Interest rate shown as of April 30, 2009.
REIT- Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2009
Sector	% of Net Assets
Industrial	30.27%
Consumer, Non-cyclical	29.42%
Energy	9.30%
Technology	7.27%
Financial	6.54%
Communications	5.45%
Basic Materials	5.31%
Consumer, Cyclical	5.23%
Short-Term Investments	2.95%
Liabilities in excess of other assets	(1.74)%
100.00%

The accompanying notes are an integral part of these financial statements.

Miller Convertible Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2009

Assets:
Investments in Securities at Market Value (identified cost $34,473,848)	$ 35,165,218
Dividends and Interest Receivable	291,259
Receivable for Fund Shares Sold	117,224
Prepaid Expenses and Other Assets	19,862
Total Assets	35,593,563

Liabilities:
Redemptions Payable	41,569
Payable for Securities Purchased	907,431
Accrued Advisory Fees	15,598
Accrued Custody Fees	13,111
Accrued Distribution Fees	12,427
Accrued Administration Fees	6,502
Accrued Fund Accounting Fees	3,987
Accrued Transfer Agency Fees	3,456
Accrued Expenses and Other Liabilities	26,862
Total Liabilities	1,030,943

Net Assets	$ 34,562,620

Composition of Net Assets:
At April 30, 2009, Net Assets consisted of:
Paid-in-Capital	$ 35,798,061
Accumulated Net Investment Income	47,379
Accumulated Net Realized Loss From Security Transactions	(1,974,190)
Net Unrealized Appreciation on Investments	691,370
Net Assets	$ 34,562,620

Net Asset Value Per Share
Class A Shares
Net Assets	$ 33,749,999
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	3,868,413
Net Asset Value and Redemption Price per Share
($33,749,999/3,868,413)	$ 8.72
Offering Price Per Share ($8.72/.9425)	$ 9.25

Class I Shares
Net Assets	$ 812,621
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	92,461
Net Asset Value; Offering and Redemption Price per Share
($812,621/92,461)	$ 8.79

The accompanying notes are an integral part of the financial statements.

Miller Convertible Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2009

Investment Income:
Interest Income	$ 284,588
Total Investment Income	284,588

Expenses:
Investment Advisory Fees	88,789
Distribution Fees (Class A)	30,540
Administration Fees	19,836
Transfer Agent Fees	16,253
Fund Accounting Fees	15,743
Trustees' Fees	12,000
Audit Fees	8,902
Legal Fees	7,876
Registration & Filing Fees	7,439
Custody Fees	6,273
Chief Compliance Officer Fees	5,958
Printing Expense	4,959
Insurance Expense	2,422
Miscellaneous Expenses	1,736
Total Expenses	228,726
Less: Fees Waived by Adviser	(55,062)
Net Expenses	173,664
Net Investment Income	110,924

Net Realized and Unrealized Gain on Investments:
Net Realized Loss on Investments	(582,902)
Net Change in Unrealized Appreciation on Investments	3,676,225
Net Realized and Unrealized Gain on Investments	3,093,323

Net Increase in Net Assets Resulting From Operations	$ 3,204,247

The accompanying notes are an integral part of the financial statements.

Miller Convertible Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months	December 27, 2007*
	Ended	Through
	April 30, 2009	October 31, 2008
	(Unaudited)
Operations:
Net Investment Income	$ 110,924	$ 120,392
Net Realized Loss on Investments	(582,902)	(1,391,288)
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,676,225	(2,984,855)
Net Increase (Decrease) in Net Assets
Resulting From Operations	3,204,247	(4,255,751)

Distributions to Shareholders From:
Net Investment Income
Class A ($0.09 and $0.00 per share, respectively)	(176,616)	-
Class I ($0.10 and $0.00 per share, respectively)	(7,321)	-
Total Distributions to Shareholders	(183,937)	-

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued (2,244,371 and 2,617,280 shares respectively)	18,490,917	25,903,246
Distributions Reinvested (20,525 and 0 shares, respectively)	162,558	-
Cost of Shares Redeemed (187,156 and 826,607 shares respectively)	(1,503,956)	(8,112,281)
Total Class A Shares	17,149,519	17,790,965
Class I
Proceeds from Shares Issued (36,746 and 54,797 shares respectively)	299,952	550,304
Distributions Reinvested (919 and 0 shares, respectively)	7,321	-
Total Class I Shares	307,273	550,304

Total Beneficial Interest Transactions	17,456,792	18,341,269

Increase in Net Assets	20,477,102	14,085,518

Net Assets:
Beginning of Period	14,085,518	-
End of Period (Includes undistributed net investment
income of $47,379 and $120,392 respectively)	$ 34,562,620	$ 14,085,518
______
*Commencement of Operations

The accompanying notes are an integral part of the financial statements.

Miller Convertible Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months		December 27, 2007*
	Ended		Through
	April 30, 2009		October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$ 7.63		$ 10.00
Increase from operations:
Net investment income (a)	0.04		0.07
Net gain (loss) from securities
(both realized and unrealized)	1.14		(2.44)
Total from operations	1.18		(2.37)
Distributions to shareholders from:
Net investment income	(0.09)		-
Net realized gains	-		-
Total distributions	(0.09)		-

Net Asset Value, End of Period	$ 8.72		$ 7.63

Total Return (b)	15.59%		(23.70)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 33,750		$ 13,665
Ratio of expenses to average net assets,
before reimbursement	2.29%	(c)	2.86%	(c)
net of reimbursement	1.75%	(c)	1.75%	(c)
Ratio of net investment income to average net assets	1.09%	(c)	1.01%	(c)
Portfolio turnover rate	29%		102%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.

The accompanying notes are an integral part of the financial statements.

Miller Convertible Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months		December 27, 2007*
	Ended		Through
	April 30, 2009		October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$ 7.68		$ 10.00
Increase from operations:
Net investment income (a)	0.07		0.13
Net gain (loss) from securities
(both realized and unrealized)	1.14		(2.45)
Total from operations	1.21		(2.32)
Distributions to shareholders from:
Net investment income	(0.10)		-
Net realized gains	-		-
Total distributions	(0.10)		-

Net Asset Value, End of Period	$ 8.79		$ 7.68

Total Return (b)	16.00%		(23.20)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 813		$ 421
Ratio of expenses to average net assets,
before reimbursement	2.02%	(c)	2.65%	(c)
net of reimbursement	1.10%	(c)	1.00%	(c)
Ratio of net investment income to average net assets	1.72%	(c)	1.73%	(c)
Portfolio turnover rate	29%		102%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.

The accompanying notes are an integral part of the financial statements.

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2009

1.

ORGANIZATION

The Miller Convertible Fund (the "Fund") is a series of shares of beneficial interest of Miller Investment Trust (the “Trust”), a Delaware statutory trust organized on September 28, 2007 (the “Trust”). The Trust is registered as an open-end management investment company.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The Fund’s investment objective is to maximize total return while keeping volatility low and preserving principal. The Fund commenced operations on December 27, 2007. The Fund issues two classes of shares designated as Class A and Class I.  Each class represents an interest in the same assets of the Fund except that Class A is subject to sales load of 5.75% and an ongoing annual distribution charge of 0.50%.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange trades options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 27, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that markets participants would use in pricing the assets or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the assets or liability developed based on markets data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the assets or liability developed based on the best information available in the circumstances.

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2009

Various inputs are used in determining the value of the Fund's investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at fair value.

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1– Quoted Prices	1,019,831	-
Level 2– Other Significant Observable Inputs	34,145,387	-
Level 3– Significant Unobservable Inputs	-	-
Total	35,165,218	-

                                                          *Other financial instruments include futures, forwards and swap contracts.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends, if any, have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

Option Contracts – The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2009

movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

Expenses – Common expenses, income and gains and losses are allocated daily among share classes of the Fund based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the Fund.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  As of and during the six months ended April 30, 2009, the Fund did not have a liability for unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the period, the Fund did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, at least annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Wellesley Investment Advisors, Inc. (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.75% of the average daily net assets of the Fund.  Prior to March 1, 2009, the annual advisory fee rate was 1.00% of the average daily net assets of the Fund.  For the six months ended April 30, 2009, the Adviser earned advisory fees of $88,789.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, at least until February 28, 2010, so that the total annual operating expenses of the Fund (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.75% and 1.25% of the average daily net assets of Class A and Class I, respectively.  Prior to March 1, 2009, the Adviser had contractually agreed to limit the total annual expense ratio of Class I shares to 1.00% of its average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of the fiscal year in which the amounts were waived or recouped.  During the six months ended April 30, 2009, the Adviser waived fees of $55,062.  Cumulative expenses subject to recapture by the Adviser amounted to $186,700 at April 30, 2009, and will expire October 31 of the years indicated below:

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2009

2011	2012
$131,638	$55,062

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $40,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for fund accounting services include fees and out-of-pocket expenses. The Fund pays GFS a base annual fee of $30,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration – Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.  During the six months ended April 30, 2009, GFS received $5,124 for providing such service.

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended April 30, 2009, the Fund incurred expenses of $5,958 for compliance services pursuant to the Trust’s Agreement with NLCS.

A certain officer of the Fund is also an officer of NLCS.  In addition, certain affiliates of NLCS provide ancillary services to the Fund(s) as follows:

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended April 30, 2009, GemCom received $5,344 for providing such services.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1

Miller Convertible Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2009

under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Prior to April 1, 2009, the Plan permitted Class A shares to pay 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  Subsequent to such date and pursuant to a shareholder vote, the Distribution Plan was amended to increase the annual rate to 0.50%.  For the six months ended April 30, 2009, the Fund incurred distribution fees of $30,540.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended April 30, 2009, amounted to $22,819,549 and $5,849,562, respectively.  The cost basis of securities for financial reporting purposes was $33,473,848.  Gross unrealized appreciation and depreciation on investments as of April 30, 2009 aggregated $1,810,583 and $1,119,213, respectively.

5.

TAX INFORMATION

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 143,431
Undistributed long-term capital gain	-
Total distributable earnings	$ 143,431
Capital loss carryforward	(1,381,456)
Unrealized depreciation	(3,017,726)
Total accumulated earnings	$(4,255,751)

The difference between book basis and tax basis distributable earnings and unrealized depreciation is attributable to tax income on contingent convertible debt securities and the tax deferral of losses on wash sales.

At October 31, 2008, the Fund had $1,381,456 of capital loss carryforwards for federal income tax purposes available to offset future capital gains through October 31, 2016.

6.

NEW ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have, if any, on the Fund’s financial statements and related disclosures.

Miller Convertible Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

April 30, 2009

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (11/1/08)	Ending Account Value (4/30/09)	Expenses Paid During the Period* (11/1/08 to 4/30/09)
Actual
Class A	$1,000.00	$1,155.92	$9.35
Class I	$1,000.00	$1,160.03	$5.89
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.12	$8.75
Class I	$1,000.00	$1,019.34	$5.51

  *Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over  the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six months ended April 30, 2009).

SHAREHOLDER MEETING RESULTS (Unaudited)

The Board of Trustees held a special meeting of the Shareholders of the Fund on March 27, 2009 for the purposes of approval of an Amended Distribution Plan pursuant to Rule 12b-1 for Class A shares and to elect one new Trustee to the Board of Trustees.

With respect to approval of an Amended Distribution Plan pursuant to Rule 12b-1 for Class A shares of the Fund the following votes were cast:

For Approval:

2,517,258

Against Approval:

     32,762

Abstained:

       4,358

With respect to the election of one new Trustee to the Board of Trustees the following votes were cast:

For Approval:

          2,612,885

Against Approval:                      0

Withheld:                               5,192

MILLER CONVERTIBLE FUND

Advisor	Wellesley Investment Advisors, Inc. The Wellesley Office Park 20 William Street Wellesley, MA 02481
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, NE 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, OH 45202
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	The Bank of New York One Wall Street New York, NY 10286

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th , as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling toll-free 1-877-441-4434 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-441-4434

Miller Convertible Fund • 4020 South 147th St. •Suite 2 • Omaha, NE 68137

1-877-441-4434

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/Greg Miller

       Greg Miller, President and Treasurer

Date

7/9/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Greg Miller

      Greg Miller, President and Treasurer

Date

7/9/09